Product Sales Analysis - H1 2019 (Details) - USD ($) $ in Millions	3 Months Ended										6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019
Product sales
Product Sales	$ 5,718	$ 5,465	$ 5,768	$ 5,266	$ 5,030	$ 4,985	$ 5,487	$ 4,882	$ 4,940	$ 4,843	$ 1,540
Actual %, year-on-year	14.00%										16.00%
CER %, year-on-year	19.00%										19.00%
World
Product sales
Product Sales	$ 847										$ 11,183
Actual %, year-on-year	17.00%										12.00%
CER %, year-on-year	21.00%										17.00%
Emerging Markets
Product sales
Product Sales	$ 1,947										$ 3,951
Actual %, year-on-year	17.00%										15.00%
CER %, year-on-year	27.00%										24.00%
US
Product sales
Product Sales	$ 1,877										$ 3,663
Actual %, year-on-year	16.00%										18.00%
Europe
Product sales
Product Sales	$ 1,047										$ 2,029
Actual %, year-on-year	1.00%										(6.00%)
CER %, year-on-year	8.00%										(1.00%)
Oncology
Product sales
Product Sales	$ 2,167	1,892	1,767	1,597	1,434	1,230	1,120	1,026	993	885	$ 740
Actual %, year-on-year	51.00%										65.00%
CER %, year-on-year	57.00%										69.00%
Oncology | World
Product sales
Product Sales	$ 422										$ 4,059
Actual %, year-on-year	65.00%										52.00%
CER %, year-on-year	70.00%										58.00%
Oncology | Emerging Markets
Product sales
Product Sales	$ 558										$ 1,048
Actual %, year-on-year	45.00%										40.00%
CER %, year-on-year	57.00%										52.00%
Oncology | US
Product sales
Product Sales	$ 851										$ 1,621
Actual %, year-on-year	58.00%										68.00%
Oncology | Europe
Product sales
Product Sales	$ 336										$ 650
Actual %, year-on-year	31.00%										29.00%
CER %, year-on-year	41.00%										37.00%
Tagrisso
Product sales
Product Sales	$ 784	630	594	506	422	338	304	248	232	171	$ 314
Actual %, year-on-year	86.00%
CER %, year-on-year	92.00%
Tagrisso | World
Product sales
Product Sales	$ 181										$ 1,414
Actual %, year-on-year											86.00%
CER %, year-on-year											92.00%
Tagrisso | Emerging Markets
Product sales
Product Sales	191										$ 329
Tagrisso | US
Product sales
Product Sales	$ 300										$ 559
Actual %, year-on-year	55.00%										64.00%
Tagrisso | Europe
Product sales
Product Sales	$ 112										$ 212
Actual %, year-on-year	60.00%										53.00%
CER %, year-on-year	73.00%										64.00%
Imfinzi
Product sales
Product Sales	$ 338	295	262	187	122	62	18		1		$ 88
Imfinzi | World
Product sales
Product Sales	53										633
Imfinzi | Emerging Markets
Product sales
Product Sales	6										12
Imfinzi | US
Product sales
Product Sales	242										473
Imfinzi | Europe
Product sales
Product Sales	37										60
Lynparza
Product sales
Product Sales	$ 283	237	209	169	150	119	100	81	59	57	68
Actual %, year-on-year	89.00%
CER %, year-on-year	95.00%
Lynparza | World
Product sales
Product Sales	$ 41										$ 520
Actual %, year-on-year											93.00%
Lynparza | Emerging Markets
Product sales
Product Sales	33										$ 59
Lynparza | US
Product sales
Product Sales	$ 143										$ 262
Actual %, year-on-year	72.00%										76.00%
Lynparza | Europe
Product sales
Product Sales	$ 66										$ 131
Actual %, year-on-year	47.00%										51.00%
CER %, year-on-year	60.00%										61.00%
Iressa
Product sales
Product Sales	$ 118	134	112	131	143	132	130	137	137	124	$ 34
Actual %, year-on-year	(17.00%)										(35.00%)
CER %, year-on-year	(13.00%)										(33.00%)
Iressa | World
Product sales
Product Sales	$ 16										$ 252
Actual %, year-on-year	(45.00%)										(8.00%)
CER %, year-on-year	(41.00%)										(3.00%)
Iressa | Emerging Markets
Product sales
Product Sales	$ 78										$ 164
Actual %, year-on-year	1.00%										11.00%
CER %, year-on-year	8.00%										18.00%
Iressa | US
Product sales
Product Sales	$ 4										$ 8
Actual %, year-on-year	(33.00%)										(43.00%)
Iressa | Europe
Product sales
Product Sales	$ 20										$ 46
Actual %, year-on-year	(35.00%)										(25.00%)
CER %, year-on-year	(32.00%)										(20.00%)
Calquence
Product sales
Product Sales	$ 35	29	24	18	12	8	3
Calquence | World
Product sales
Product Sales											$ 64
Calquence | US
Product sales
Product Sales	35										64
Faslodex
Product sales
Product Sales	$ 267	254	269	258	247	254	238	241	248	214	$ 64
Actual %, year-on-year	8.00%										21.00%
CER %, year-on-year	12.00%										23.00%
Faslodex | World
Product sales
Product Sales	$ 35										$ 521
Actual %, year-on-year	13.00%										4.00%
CER %, year-on-year	16.00%										8.00%
Faslodex | Emerging Markets
Product sales
Product Sales	$ 51										$ 96
Actual %, year-on-year	59.00%										35.00%
CER %, year-on-year	75.00%										49.00%
Faslodex | US
Product sales
Product Sales	$ 125										$ 251
Actual %, year-on-year											(3.00%)
Faslodex | Europe
Product sales
Product Sales	$ 56										$ 110
Actual %, year-on-year	(5.00%)										(7.00%)
CER %, year-on-year	2.00%
Zoladex
Product sales
Product Sales	$ 197	194	182	194	192	184	187	185	178	185	$ 87
Actual %, year-on-year	3.00%										(16.00%)
CER %, year-on-year	10.00%										(13.00%)
Zoladex | World
Product sales
Product Sales	$ 44										$ 391
Actual %, year-on-year	(20.00%)										4.00%
CER %, year-on-year	(16.00%)										11.00%
Zoladex | Emerging Markets
Product sales
Product Sales	$ 121										$ 235
Actual %, year-on-year	20.00%										16.00%
CER %, year-on-year	31.00%										27.00%
Zoladex | US
Product sales
Product Sales	$ 2										$ 4
Actual %, year-on-year											33.00%
Zoladex | Europe
Product sales
Product Sales	$ 30										$ 65
Actual %, year-on-year	(12.00%)										(4.00%)
CER %, year-on-year	(6.00%)										1.00%
Arimidex
Product sales
Product Sales	$ 60	51	46	55	57	54	57	54	54	52	$ 24
Actual %, year-on-year	5.00%										(4.00%)
CER %, year-on-year	14.00%										(4.00%)
Arimidex | World
Product sales
Product Sales	$ 15										$ 111
Actual %, year-on-year	7.00%
CER %, year-on-year	7.00%										7.00%
Arimidex | Emerging Markets
Product sales
Product Sales	$ 36										$ 72
Actual %, year-on-year											1.00%
CER %, year-on-year	14.00%										13.00%
Arimidex | Europe
Product sales
Product Sales	$ 9										$ 15
Actual %, year-on-year	29.00%
CER %, year-on-year	29.00%
Casodex
Product sales
Product Sales	$ 57	48	46	51	52	52	54	51	54	56	$ 32
Actual %, year-on-year	10.00%										(6.00%)
CER %, year-on-year	17.00%										(3.00%)
Casodex | World
Product sales
Product Sales	$ 19										$ 105
Actual %, year-on-year											1.00%
CER %, year-on-year	5.00%										7.00%
Casodex | Emerging Markets
Product sales
Product Sales	$ 34										$ 65
Actual %, year-on-year	21.00%										10.00%
CER %, year-on-year	32.00%										19.00%
Casodex | Europe
Product sales
Product Sales	$ 4										$ 8
Actual %, year-on-year	(20.00%)										(27.00%)
CER %, year-on-year	(20.00%)										(27.00%)
Oncology, Others
Product sales
Product Sales	$ 28	20	23	28	37	27	29	29	30	26	$ 29
Actual %, year-on-year	(24.00%)										(36.00%)
CER %, year-on-year	(24.00%)										(36.00%)
Oncology, Others | World
Product sales
Product Sales	$ 18										$ 48
Actual %, year-on-year	(31.00%)										(25.00%)
CER %, year-on-year	(31.00%)										(23.00%)
Oncology, Others | Emerging Markets
Product sales
Product Sales	$ 8										$ 16
Actual %, year-on-year	(11.00%)
CER %, year-on-year	(11.00%)										6.00%
Oncology, Others | Europe
Product sales
Product Sales	$ 2										$ 3
BioPharmaceuticals, CVRM
Product sales
Product Sales	$ 1,658	1,714	1,747	1,695	1,623	1,645	1,939	1,773	1,775	1,779	$ 273
Actual %, year-on-year	2.00%
CER %, year-on-year	7.00%										3.00%
BioPharmaceuticals, CVRM | World
Product sales
Product Sales	$ 147										$ 3,372
Actual %, year-on-year	(1.00%)										3.00%
CER %, year-on-year	2.00%										8.00%
BioPharmaceuticals, CVRM | Emerging Markets
Product sales
Product Sales	$ 701										$ 1,448
Actual %, year-on-year	10.00%										9.00%
CER %, year-on-year	19.00%										18.00%
BioPharmaceuticals, CVRM | US
Product sales
Product Sales	$ 527										$ 1,085
Actual %, year-on-year	(1.00%)										5.00%
BioPharmaceuticals, CVRM | Europe
Product sales
Product Sales	$ 283										$ 566
Actual %, year-on-year	(8.00%)										(10.00%)
CER %, year-on-year	(1.00%)										(5.00%)
Farxiga
Product sales
Product Sales	$ 377	349	397	355	340	299	332	285	250	207	$ 72
Actual %, year-on-year	11.00%										13.00%
CER %, year-on-year	16.00%										16.00%
Farxiga | World
Product sales
Product Sales	$ 38										$ 726
Actual %, year-on-year	9.00%										14.00%
CER %, year-on-year	9.00%										19.00%
Farxiga | Emerging Markets
Product sales
Product Sales	$ 111										$ 206
Actual %, year-on-year	26.00%										31.00%
CER %, year-on-year	40.00%										45.00%
Farxiga | US
Product sales
Product Sales	$ 139										$ 270
Actual %, year-on-year											2.00%
Farxiga | Europe
Product sales
Product Sales	$ 89										$ 178
Actual %, year-on-year	14.00%										17.00%
CER %, year-on-year	22.00%										26.00%
Brilinta
Product sales
Product Sales	$ 389	348	376	336	316	293	299	284	272	224	$ 28
Actual %, year-on-year	23.00%										(7.00%)
CER %, year-on-year	28.00%
Brilinta | World
Product sales
Product Sales	$ 13										$ 737
Actual %, year-on-year	(7.00%)										21.00%
CER %, year-on-year											26.00%
Brilinta | Emerging Markets
Product sales
Product Sales	$ 120										$ 217
Actual %, year-on-year	67.00%										47.00%
CER %, year-on-year	79.00%										58.00%
Brilinta | US
Product sales
Product Sales	$ 168										$ 321
Actual %, year-on-year	17.00%										24.00%
Brilinta | Europe
Product sales
Product Sales	$ 88										$ 171
Actual %, year-on-year	2.00%										(1.00%)
CER %, year-on-year	10.00%										7.00%
Onglyza
Product sales
Product Sales	$ 116	153	148	140	126	129	180	127	150	154	$ 26
Actual %, year-on-year	(8.00%)										(10.00%)
CER %, year-on-year	(4.00%)										(7.00%)
Onglyza | World
Product sales
Product Sales	$ 13										$ 269
Actual %, year-on-year	8.00%										5.00%
CER %, year-on-year	17.00%										10.00%
Onglyza | Emerging Markets
Product sales
Product Sales	$ 44										$ 87
Actual %, year-on-year	7.00%										7.00%
CER %, year-on-year	10.00%										16.00%
Onglyza | US
Product sales
Product Sales	$ 42										$ 120
Actual %, year-on-year	(14.00%)										22.00%
Onglyza | Europe
Product sales
Product Sales	$ 17										$ 36
Actual %, year-on-year	(29.00%)										(23.00%)
CER %, year-on-year	(17.00%)										(17.00%)
Bydureon
Product sales
Product Sales	$ 141	142	138	152	155	139	147	128	146	153	$ 8
Actual %, year-on-year	(9.00%)										(20.00%)
CER %, year-on-year	(8.00%)										(20.00%)
Bydureon | World
Product sales
Product Sales	$ 3										$ 283
Actual %, year-on-year	(40.00%)										(4.00%)
CER %, year-on-year	(40.00%)										(3.00%)
Bydureon | Emerging Markets
Product sales
Product Sales	$ 5										$ 7
Actual %, year-on-year	(29.00%)
CER %, year-on-year	(14.00%)										29.00%
Bydureon | US
Product sales
Product Sales	$ 117										$ 234
Actual %, year-on-year	(5.00%)
Bydureon | Europe
Product sales
Product Sales	$ 16										$ 34
Actual %, year-on-year	(20.00%)										(21.00%)
CER %, year-on-year	(20.00%)										(19.00%)
Byetta
Product sales
Product Sales	$ 25	30	32	34	29	31	48	39	43	46	$ 6
Actual %, year-on-year	(14.00%)										(25.00%)
CER %, year-on-year	(10.00%)										(25.00%)
Byetta | World
Product sales
Product Sales	$ 3										$ 55
Actual %, year-on-year	(25.00%)										(8.00%)
CER %, year-on-year	(25.00%)										(5.00%)
Byetta | Emerging Markets
Product sales
Product Sales	$ 3										$ 4
CER %, year-on-year											50.00%
Byetta | US
Product sales
Product Sales	$ 15										$ 35
Actual %, year-on-year	(12.00%)										9.00%
Byetta | Europe
Product sales
Product Sales	$ 4										$ 10
Actual %, year-on-year	(56.00%)										(38.00%)
CER %, year-on-year	(56.00%)										(38.00%)
Symlin
Product sales
Product Sales	$ 8	7	10	8	7	9	13	10	11	14
Actual %, year-on-year	14.00%
CER %, year-on-year	14.00%
Symlin | World
Product sales
Product Sales											$ 15
Actual %, year-on-year											(6.00%)
CER %, year-on-year											(6.00%)
Symlin | US
Product sales
Product Sales	$ 8										$ 15
Actual %, year-on-year	14.00%										(6.00%)
Crestor
Product sales
Product Sales	$ 310	335	353	353	338	389	594	580	560	631	$ 109
Actual %, year-on-year	(8.00%)										7.00%
CER %, year-on-year	(3.00%)										11.00%
Crestor | World
Product sales
Product Sales	$ 64										$ 645
Actual %, year-on-year	3.00%										(11.00%)
CER %, year-on-year	8.00%										(6.00%)
Crestor | Emerging Markets
Product sales
Product Sales	$ 182										$ 407
Actual %, year-on-year	(2.00%)										(4.00%)
CER %, year-on-year	4.00%										2.00%
Crestor | US
Product sales
Product Sales	$ 28										$ 54
Actual %, year-on-year	(36.00%)										(40.00%)
Crestor | Europe
Product sales
Product Sales	$ 36										$ 75
Actual %, year-on-year	(22.00%)										(32.00%)
CER %, year-on-year	(13.00%)										(27.00%)
Seloken/Toprol-XL
Product sales
Product Sales	$ 168	225	160	179	173	200	168	160	181	186	$ 5
Actual %, year-on-year	(3.00%)										(29.00%)
CER %, year-on-year	5.00%										(29.00%)
Seloken/Toprol-XL | World
Product sales
Product Sales	$ 2										$ 393
Actual %, year-on-year	(50.00%)										5.00%
CER %, year-on-year	(50.00%)										14.00%
Seloken/Toprol-XL | Emerging Markets
Product sales
Product Sales	$ 156										$ 349
Actual %, year-on-year	1.00%										6.00%
CER %, year-on-year	10.00%										16.00%
Seloken/Toprol-XL | US
Product sales
Product Sales	$ 3										$ 26
Actual %, year-on-year	(63.00%)
Seloken/Toprol-XL | Europe
Product sales
Product Sales	$ 7										$ 13
Actual %, year-on-year	17.00%										8.00%
CER %, year-on-year	17.00%										8.00%
Atacand
Product sales
Product Sales	$ 56	50	58	65	66	71	73	80	72	75	$ 9
Actual %, year-on-year	(14.00%)										(10.00%)
CER %, year-on-year	(9.00%)										(10.00%)
Atacand | World
Product sales
Product Sales	$ 4										$ 106
Actual %, year-on-year	(20.00%)										(21.00%)
CER %, year-on-year	(20.00%)										(16.00%)
Atacand | Emerging Markets
Product sales
Product Sales	$ 37										$ 76
Actual %, year-on-year	(3.00%)										1.00%
CER %, year-on-year	5.00%										11.00%
Atacand | US
Product sales
Product Sales	$ 4										$ 6
Actual %, year-on-year	33.00%										(40.00%)
Atacand | Europe
Product sales
Product Sales	$ 11										$ 15
Actual %, year-on-year	(42.00%)										(63.00%)
CER %, year-on-year	(42.00%)										(63.00%)
CVRM, Others
Product sales
Product Sales	$ 68	75	75	73	73	85	80	80	90	89	$ 10
Actual %, year-on-year	(7.00%)										(23.00%)
CER %, year-on-year	(4.00%)										(23.00%)
CVRM, Others | World
Product sales
Product Sales	$ 7										$ 143
Actual %, year-on-year	(13.00%)										(10.00%)
CER %, year-on-year	(13.00%)										(6.00%)
CVRM, Others | Emerging Markets
Product sales
Product Sales	$ 43										$ 95
Actual %, year-on-year	(12.00%)										(13.00%)
CER %, year-on-year	(8.00%)										(6.00%)
CVRM, Others | US
Product sales
Product Sales	$ 3										$ 4
CVRM, Others | Europe
Product sales
Product Sales	$ 15										$ 34
Actual %, year-on-year	(17.00%)										(13.00%)
CER %, year-on-year	(17.00%)										(13.00%)
BioPharmaceuticals, Respiratory
Product sales
Product Sales	$ 1,252	1,283	1,362	1,142	1,226	1,181	1,334	1,092	1,099	1,181	$ 262
Actual %, year-on-year	2.00%										(14.00%)
CER %, year-on-year	7.00%										(11.00%)
BioPharmaceuticals, Respiratory | World
Product sales
Product Sales	$ 128										$ 2,535
Actual %, year-on-year	(18.00%)										5.00%
CER %, year-on-year	(15.00%)										10.00%
BioPharmaceuticals, Respiratory | Emerging Markets
Product sales
Product Sales	$ 438										$ 956
Actual %, year-on-year	26.00%										22.00%
CER %, year-on-year	36.00%										30.00%
BioPharmaceuticals, Respiratory | US
Product sales
Product Sales	$ 410										$ 756
Actual %, year-on-year	1.00%										12.00%
BioPharmaceuticals, Respiratory | Europe
Product sales
Product Sales	$ 276										$ 561
Actual %, year-on-year	(13.00%)										(13.00%)
CER %, year-on-year	(7.00%)										(7.00%)
Symbicort
Product sales
Product Sales	$ 585	585	636	619	672	634	752	668	706	677	$ 171
Actual %, year-on-year	(13.00%)										(20.00%)
CER %, year-on-year	(9.00%)										(17.00%)
Symbicort | World
Product sales
Product Sales	$ 77										$ 1,170
Actual %, year-on-year	(26.00%)										(10.00%)
CER %, year-on-year	(23.00%)										(6.00%)
Symbicort | Emerging Markets
Product sales
Product Sales	$ 130										$ 263
Actual %, year-on-year	15.00%										9.00%
CER %, year-on-year	25.00%										18.00%
Symbicort | US
Product sales
Product Sales	$ 206										$ 382
Actual %, year-on-year	(20.00%)										(13.00%)
Symbicort | Europe
Product sales
Product Sales	$ 172										$ 354
Actual %, year-on-year	(14.00%)										(14.00%)
CER %, year-on-year	(7.00%)										(7.00%)
Pulmicort
Product sales
Product Sales	$ 333	383	389	264	287	346	371	242	226	337	$ 40
Actual %, year-on-year	16.00%										(5.00%)
CER %, year-on-year	23.00%										(2.00%)
Pulmicort | World
Product sales
Product Sales	$ 20										$ 716
Actual %, year-on-year	(9.00%)										13.00%
CER %, year-on-year	(5.00%)										19.00%
Pulmicort | Emerging Markets
Product sales
Product Sales	$ 262										$ 576
Actual %, year-on-year	24.00%										20.00%
CER %, year-on-year	32.00%										27.00%
Pulmicort | US
Product sales
Product Sales	$ 32										$ 56
Actual %, year-on-year	7.00%										(5.00%)
Pulmicort | Europe
Product sales
Product Sales	$ 19										$ 44
Actual %, year-on-year	(17.00%)										(12.00%)
CER %, year-on-year	(9.00%)										(6.00%)
Fasenra
Product sales
Product Sales	$ 167	129	125	86	65	21					$ 42
Fasenra | World
Product sales
Product Sales	24										296
Fasenra | Emerging Markets
Product sales
Product Sales	1										1
Fasenra | US
Product sales
Product Sales	115										208
Fasenra | Europe
Product sales
Product Sales	27										45
Daliresp/Daxas
Product sales
Product Sales	$ 56	48	54	52	45	38	53	53	48	44	1
Actual %, year-on-year	24.00%
CER %, year-on-year	24.00%
Daliresp/Daxas | World
Product sales
Product Sales	$ 1										$ 104
Actual %, year-on-year											25.00%
CER %, year-on-year											27.00%
Daliresp/Daxas | Emerging Markets
Product sales
Product Sales	1										$ 2
Daliresp/Daxas | US
Product sales
Product Sales	$ 48										$ 89
Actual %, year-on-year	26.00%										33.00%
Daliresp/Daxas | Europe
Product sales
Product Sales	$ 6										$ 12
Actual %, year-on-year	(14.00%)										(14.00%)
CER %, year-on-year											(7.00%)
Tudorza/Eklira
Product sales
Product Sales	$ 13	20	19	18	39	34	42	37	34	37	$ 3
Actual %, year-on-year	(71.00%)										(50.00%)
CER %, year-on-year	(69.00%)										(50.00%)
Tudorza/Eklira | World
Product sales
Product Sales	$ 2										$ 33
Actual %, year-on-year	(50.00%)										(55.00%)
CER %, year-on-year	(50.00%)										(52.00%)
Tudorza/Eklira | Emerging Markets
Product sales
Product Sales	$ (2)										$ (1)
Tudorza/Eklira | US
Product sales
Product Sales	(2)
Tudorza/Eklira | Europe
Product sales
Product Sales	$ 15										$ 31
Actual %, year-on-year	(17.00%)										(18.00%)
CER %, year-on-year	(11.00%)										(13.00%)
Duaklir
Product sales
Product Sales	$ 17	20	22	23	22	28	23	21	16	19	$ 1
Actual %, year-on-year	(23.00%)										(50.00%)
CER %, year-on-year	(14.00%)										(50.00%)
Duaklir | World
Product sales
Product Sales	$ 1										$ 37
Actual %, year-on-year											(26.00%)
CER %, year-on-year											(20.00%)
Duaklir | Emerging Markets
Product sales
Product Sales	(1)
Duaklir | Europe
Product sales
Product Sales	$ 17										$ 36
Actual %, year-on-year	(15.00%)										(23.00%)
CER %, year-on-year	(15.00%)										(19.00%)
Bevespi
Product sales
Product Sales	$ 10	10	10	10	8	5	8	4	3	1
Actual %, year-on-year	25.00%
CER %, year-on-year	25.00%
Bevespi | World
Product sales
Product Sales											$ 20
Actual %, year-on-year											54.00%
CER %, year-on-year											54.00%
Bevespi | US
Product sales
Product Sales	$ 10										$ 20
Actual %, year-on-year	25.00%										54.00%
Respiratory, Others
Product sales
Product Sales	$ 71	88	107	70	88	75	85	67	66	66	$ 4
Actual %, year-on-year	(13.00%)										(85.00%)
CER %, year-on-year	(7.00%)										(85.00%)
Respiratory, Others | World
Product sales
Product Sales	$ 3										$ 159
Actual %, year-on-year	(79.00%)										(2.00%)
CER %, year-on-year	(79.00%)										4.00%
Respiratory, Others | Emerging Markets
Product sales
Product Sales	$ 47										$ 115
Actual %, year-on-year	96.00%										89.00%
Respiratory, Others | US
Product sales
Product Sales	$ 1										$ 1
Respiratory, Others | Europe
Product sales
Product Sales	$ 20										$ 39
Actual %, year-on-year	(55.00%)										(48.00%)
CER %, year-on-year	(55.00%)										(47.00%)
Other medicines
Product sales
Product Sales	$ 641	576	892	832	747	929	1,094	991	1,073	998	$ 265
Actual %, year-on-year	(14.00%)										(14.00%)
CER %, year-on-year	(10.00%)										(10.00%)
Other medicines | World
Product sales
Product Sales	$ 150										$ 1,217
Actual %, year-on-year	(6.00%)										(27.00%)
CER %, year-on-year	(3.00%)										(24.00%)
Other medicines | Emerging Markets
Product sales
Product Sales	$ 250										$ 499
Actual %, year-on-year	(14.00%)										(11.00%)
CER %, year-on-year	(8.00%)										(7.00%)
Other medicines | US
Product sales
Product Sales	$ 89										$ 201
Actual %, year-on-year	(37.00%)										(54.00%)
Other medicines | Europe
Product sales
Product Sales	$ 152										$ 252
Actual %, year-on-year	(1.00%)										(33.00%)
CER %, year-on-year	3.00%										(28.00%)
Nexium
Product sales
Product Sales	$ 393	363	390	422	442	448	427	469	595	461	$ 236
Actual %, year-on-year	(11.00%)										(1.00%)
CER %, year-on-year	(7.00%)										2.00%
Nexium | World
Product sales
Product Sales	$ 145										$ 756
Actual %, year-on-year	9.00%										(15.00%)
CER %, year-on-year	12.00%										(11.00%)
Nexium | Emerging Markets
Product sales
Product Sales	$ 179										$ 369
Actual %, year-on-year	11.00%										8.00%
CER %, year-on-year	19.00%										15.00%
Nexium | US
Product sales
Product Sales	$ 53										$ 119
Actual %, year-on-year	(39.00%)										(36.00%)
Nexium | Europe
Product sales
Product Sales	$ 16										$ 32
Actual %, year-on-year	(74.00%)										(74.00%)
CER %, year-on-year	(74.00%)										(74.00%)
Losec/Prilosec
Product sales
Product Sales	$ 68	76	60	67	76	69	69	66	68	68	$ 13
Actual %, year-on-year	(11.00%)										(24.00%)
CER %, year-on-year	(4.00%)										(24.00%)
Losec/Prilosec | World
Product sales
Product Sales	$ 7										$ 144
Actual %, year-on-year	(36.00%)										(1.00%)
CER %, year-on-year	(36.00%)										6.00%
Losec/Prilosec | Emerging Markets
Product sales
Product Sales	$ 45										$ 96
Actual %, year-on-year	7.00%										9.00%
CER %, year-on-year	17.00%										17.00%
Losec/Prilosec | US
Product sales
Product Sales	$ 3										$ 4
Losec/Prilosec | Europe
Product sales
Product Sales	$ 13										$ 31
Actual %, year-on-year	(35.00%)										(14.00%)
CER %, year-on-year	(30.00%)										(8.00%)
Synagis
Product sales
Product Sales	$ 96	53	251	164	26	224	234	153	70	230
Synagis | World
Product sales
Product Sales											$ 149
Actual %, year-on-year											(40.00%)
CER %, year-on-year											(40.00%)
Synagis | US
Product sales
Product Sales	10										$ 35
Actual %, year-on-year											(72.00%)
Synagis | Europe
Product sales
Product Sales	86										$ 114
Actual %, year-on-year											(9.00%)
CER %, year-on-year											(9.00%)
Seroquel XR/IR
Product sales
Product Sales	$ 32	37	56	77	131	97	156	113	135	104	$ 11
Actual %, year-on-year	(76.00%)										(39.00%)
CER %, year-on-year	(74.00%)										(39.00%)
Seroquel XR/IR | World
Product sales
Product Sales	$ 5										$ 69
Actual %, year-on-year	(50.00%)										(70.00%)
CER %, year-on-year	(50.00%)										(68.00%)
Seroquel XR/IR | Emerging Markets
Product sales
Product Sales	$ 10										$ 24
Actual %, year-on-year	(81.00%)										(74.00%)
CER %, year-on-year	(81.00%)										(72.00%)
Seroquel XR/IR | US
Product sales
Product Sales	$ (7)										$ (13)
Seroquel XR/IR | Europe
Product sales
Product Sales	$ 24										$ 47
Actual %, year-on-year	(14.00%)										(16.00%)
CER %, year-on-year	(7.00%)										(13.00%)
Movantik/Moventig
Product sales
Product Sales	$ 22	25	25	32	24	28	30	30	32	30
Actual %, year-on-year	(8.00%)
CER %, year-on-year	(8.00%)
Movantik/Moventig | World
Product sales
Product Sales											$ 47
Actual %, year-on-year											(10.00%)
CER %, year-on-year											(10.00%)
Movantik/Moventig | US
Product sales
Product Sales	$ 22										$ 45
Actual %, year-on-year	(4.00%)										(12.00%)
Movantik/Moventig | Europe
Product sales
Product Sales											$ 2
Other, Others
Product sales
Product Sales	$ 30	$ 22	$ 35	$ 35	$ 48	$ 63	$ 120	$ 140	$ 173	$ 105	$ 5
Actual %, year-on-year	(36.00%)										(86.00%)
CER %, year-on-year	(26.00%)										(69.00%)
Other, Others | World
Product sales
Product Sales	$ (7)										$ 52
Actual %, year-on-year											(53.00%)
CER %, year-on-year											(49.00%)
Other, Others | Emerging Markets
Product sales
Product Sales	$ 16										$ 10
Actual %, year-on-year	(53.00%)										(70.00%)
CER %, year-on-year	(47.00%)
Other, Others | US
Product sales
Product Sales	$ 8										$ 11
Actual %, year-on-year											57.00%
Other, Others | Europe
Product sales
Product Sales	$ 13										$ 26
Actual %, year-on-year	30.00%										(26.00%)
CER %, year-on-year	60.00%										14.00%